SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of the following table provides a reconciliation of cash, cash equivalents, and restricted cash

	At December 31,
	2019	2020
Cash and cash equivalents	$24,292,113	$40,593,094
Restricted cash	405,040	83,217
Total cash, cash equivalents, and restricted cash	$24,967,153	$40,676,311

Schedule of property, plant and equipment estimated useful lives

Plant and machinery	3‑5 years
Motor vehicles	4‑5 years
Office equipment	3‑5 years
Power stations	25 years